Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	$ 236,193	$ 231,370	$ 223,329
Amounts due from banks	21,527	21,107	18,903
Receivables from securities financing transactions measured at amortized cost	110,161	101,784	118,301
Cash collateral receivables on derivative instruments	45,478	38,994	43,959
Loans and advances to customers	646,048	594,150	579,967
Other financial assets measured at amortized cost	72,211	66,513	58,835
Total financial assets measured at amortized cost	1,131,618	1,053,918	1,043,293
Financial assets at fair value held for trading	169,195	165,236	159,065
of which: assets pledged as collateral that may be sold or repledged by counterparties	46,336	48,262	38,532
Derivative financial instruments	169,996	138,035	185,551
Brokerage receivables	29,068	28,747	25,858
Financial assets at fair value not held for trading	107,755	102,317	95,472
Total financial assets measured at fair value through profit or loss	476,014	434,334	465,947
Financial assets measured at fair value through other comprehensive income	6,872	3,216	2,195
Investments in associates	2,629	2,496	2,306
Property, equipment and software	16,376	15,564	15,498
Goodwill and intangible assets	7,023	6,909	6,887
Deferred tax assets	11,631	11,090	11,134
Other non-financial assets	17,829	15,836	17,766
Total assets	1,669,991	1,543,363	1,565,028
Liabilities
Amounts due to banks	31,928	27,794	23,347
Payables from securities financing transactions measured at amortized cost	16,314	14,999	14,833
Cash collateral payables on derivative instruments	32,980	31,520	35,490
Customer deposits	800,045	744,866	745,777
Debt issued measured at amortized cost	224,709	213,880	214,219
Other financial liabilities measured at amortized cost	18,358	19,143	21,033
Total financial liabilities measured at amortized cost	1,124,334	1,052,202	1,054,698
Financial liabilities at fair value held for trading	52,330	43,099	35,247
Derivative financial instruments	183,814	142,117	180,636
Brokerage payables designated at fair value	57,951	59,921	49,023
Debt issued designated at fair value	113,522	112,092	107,909
Other financial liabilities designated at fair value	29,410	27,235	28,699
Total financial liabilities measured at fair value through profit or loss	437,027	384,465	401,514
Provisions and contingent liabilities	7,466	8,517	8,409
Other non-financial liabilities	11,465	10,590	14,834
Total liabilities	1,580,292	1,455,773	1,479,454
Equity
Share capital	334	346	346
Share premium	8,562	10,908	12,012
Treasury shares	(4,830)	(6,509)	(6,402)
Retained earnings	79,726	80,023	78,035
Other comprehensive income recognized directly in equity, net of tax	5,485	2,418	1,088
Equity attributable to shareholders	89,277	87,185	85,079
Equity attributable to non-controlling interests	422	405	494
Total equity	89,699	87,590	85,574
Total liabilities and equity	$ 1,669,991	$ 1,543,363	$ 1,565,028